RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5.  RELATED PARTY TRANSACTIONS

The related party transactions are as follows:

We entered into a term sheet with Companion Healthcare Corporation (“CHC”), dated June 30, 2017, whereby CHC will acquire the exclusive rights to the Company’s informatics platform for use in companion animals, and we received a deposit of $135,232 for the Company’s fieldwork. License fees are to be established by a third party evaluator. Scott Woodrow, a director of the Company, is the President and a minority shareholder of CHC.

On October 30, 2018, we entered in an agreement with Companion Healthcare Technologies Inc.(“CHT”), for the use of Ehave Connect whereby CHT will acquire the exclusive rights to Ehave Connect for use in companion animals. Scott Woodrow, a director of the Company, is the President and a minority shareholder of CHT.

On October 11, 2017 the Company entered into an Investor Letter with Scott Woodrow, a director, pursuant to which he agreed to purchase securities of the Company on similar terms as certain offerings of the Company that are consummated prior to December 31, 2017, or, if such an offering is not consummated, the purchase amount will be converted into a secured promissory note that matures on January 31, 2018 (which, at the investor’s option, may be converted into common shares of the Company). Such investors are also entitled to additional warrant coverage in the event that we do not close such an offering prior to December 31, 2017. No such offering consummated prior to December 31, 2017, and such notes were converted into unsecured convertible debentures notes on January 31, 2018.

On October 11, 2017, the Company entered into a demand non-interest bearing unsecured promissory note with Scott Woodrow, a director of the Company, in the principal amount of $80,276 (CDN $100,000). On January 18, 2018 the note was exchanged for an unsecured convertible debenture. (see Note 11)

We have entered into employment contracts with each of our officers. As such the Company paid a salary to Prateek Dwivedi, the current Chief Executive Officer and a Director of the Company of $300,912 (CDN $390,000) (2017 - $300,717 (CDN $390,000)).

The Company declared a bonus payable to Mr. Dwivedi of $150,456 (CDN $195,000) (2017 – nil). During the year there were no consulting fees paid to Mr. Dwivedi. During 2017 consulting fees were paid to a company in which Mr. Dwivedi is the beneficial owner of $117,839 (CDN $162,350)). During 2017 the Company paid consulting fees of $116,238 (CDN $150,750) to Scott Woodrow.

On January 31, 2018, the Company entered into a secured convertible debenture agreement (the “Secured Debentures”) for total proceeds of $1,218,620 (CDN$1,500,000), issued in two installments. On February 27, 2019, we entered into an agreement to convert the note into 1,268,274,936 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On January 31, 2018, promissory notes with an aggregate principal amount of $311,967 (CDN$384,000) outstanding at December 31, 2017 were exchanged for unsecured convertible debentures (the “Unsecured Debentures”). On February 27, 2019, we entered into an agreement to convert the note into 276,809,884 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On January 31, 2018, we entered into a secured convertible debenture agreement (the “Secured Debentures”) for total proceeds of $1,218,620 (CDN$1,500,000), issued in two installments. The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price. The Secured Debentures were due on July 31, 2018 and bore interest at 10% per annum. The initial installment of the Secured Debentures was issued on January 31, 2018 for proceeds of $609,310 (CDN$750,000). On March 19, 2018, the final instalment of $573,307 (CDN$750,000) was received. On February 27, 2019, as part of the recapitalization, we entered into an agreement to convert the Secured Debentures and right to receive warrants into 1,268,274,936 common shares.

On September 27, 2018, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CDN$111,110), including $11,110 of original issue discount. On February 27, 2019, promissory notes with an aggregate principal amount of $85,756 (CDN$111,110) were exchanged for unsecured debentures for a bridge loan. On February 28, 2019, we entered into an agreement to convert the note into 54,203,662 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On January 28, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CDN$125,000), including $18,841(CDN$25,000) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.

On February 27, 2019, we entered into agreements to exchange $400,000 in fees for 126,837,838 common shares of the Company. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with one of the vendors who exchanged fees.

On March 26, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $98,351 (CDN$131,683), including $23,663 (CDN$31,683) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders.